Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) payment unit	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) payment unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accounts and notes receivable, net	$ 20,000,000		$ 16,500,000	$ 24,300,000
Allowance for doubtful accounts	5,808,000		5,594,000	5,356,000	$ 4,138,000	$ 3,541,000
Accounts receivable classified as held for sale			0
Provision for doubtful accounts	$ 5,918,000	$ 3,968,000	19,405,000	22,465,000	19,624,000
Capitalized contract costs, expected period of benefit	5 years
Equity method investments	$ 6,100,000		3,900,000
Amortization of deferred financing costs and bond premiums and discounts	1,180,000	1,343,000	5,152,000	6,586,000	10,447,000
Sales commission included in accrued expenses and other liabilities	3,100,000		4,900,000	3,300,000
Other long-term obligations	16,800,000		17,600,000	18,500,000
Advertising expenses incurred	$ 12,700,000	13,700,000	$ 47,200,000	42,500,000	33,000,000
Uncertain income tax position, percentage	50.00%
Number of reporting units | unit	2		2
Translation (gain) loss	$ (1,701,000)	2,075,000
Issued and unused letters of credit	$ 13,900,000		$ 13,800,000	9,500,000
Vivint Sky Control Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	82.00%
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	17.00%		19.00%
Other Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	1.00%
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization of deferred financing costs and bond premiums and discounts	$ 2,500,000	$ 2,700,000	$ 10,400,000	11,400,000	$ 11,600,000
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years		5 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	10 years		10 years
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	$ 30,100,000		$ 32,400,000	35,700,000
Deferred financing cost, accumulated amortization	$ 56,800,000		$ 54,600,000	45,200,000
Vivint Flex Pay
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of payment options | payment	3		3
Installment loans available to qualified customers, maximum amount provided by third party	$ 4,000		$ 4,000
Vivint Flex Pay | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term of loan	42 months		42 months
Vivint Flex Pay | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term of loan	60 months		60 months
Subscriber Contracts | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Contract with customer, term	3 years
Subscriber Contracts | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Contract with customer, term	5 years
Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Issued and unused letters of credit	$ 249,700,000		$ 289,800,000
Line of Credit | Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	1,800,000		2,100,000
Deferred financing cost, accumulated amortization	9,900,000		9,600,000	$ 8,600,000
Fair Value, Inputs, Level 3
Basis Of Presentation And Significant Accounting Policies [Line Items]
Equity method investments	$ 700,000		$ 700,000